Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Revenue Recognition
Transaction Fee	5.00%
Transaction Fee per transaction	$ 0.18
Office Equipment
Property and Equipment
Declining Balance Rate	20%
Computer Hardware
Property and Equipment
Declining Balance Rate	30%